GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares

(as applicable) of the

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Fund

(the “Funds”)

Supplement dated April 17, 2013 to the Prospectus dated December 28, 2012, as supplemented (the “Prospectus”)

Effective immediately, each Fund’s disclosure is modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Capital Growth Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2000; Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2011; and Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Concentrated Growth Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2002; Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2009; and Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Flexible Cap Growth Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2008; and Jeffrey Rabinowitz, CFA, Managing Director, has managed the Fund since 2009.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Focused Growth Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2012; Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2012; and Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Strategic Growth Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2000; Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2011; and Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013.

The following replaces the table and the paragraph following the table in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Steven M. Barry Managing Director Chief Investment Officer, Fundamental Equity Chief Investment Officer, Growth Equity	Portfolio Manager— Capital Growth Strategic Growth Concentrated Growth Flexible Cap Growth Focused Growth U.S. Equity	Since 2000 2000 2002 2008 2012 2010

Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. Mr. Barry became Chief

Investment Officer of Fundamental Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

Timothy M. Leahy, CFA Managing Director	Portfolio Manager— Capital Growth Focused Growth Strategic Growth Concentrated Growth	Since 2011 2012 2011 2009	Mr. Leahy joined the Investment Adviser in September 2005 and is a portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was a senior analyst in the Global Investment Research Division of Goldman Sachs. Prior to joining Goldman Sachs in 1999, Mr. Leahy was a research associate with First Union Capital Markets.
Jeffrey Rabinowitz, CFA Managing Director	Portfolio Manager— Flexible Cap Growth	Since 2009	Mr. Rabinowitz joined the Investment Adviser in May 1999 and is a portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was a senior software engineer at Motorola, responsible for product development of digital wireless phones.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
John Arege, CFA Managing Director	Portfolio Manager— U.S. Equity	Since 2009	Mr. Arege joined the Investment Adviser in 2006. He is a portfolio manager for the U.S. Value Team and Member of the U.S. Equity Investment Committee. From 1999 to 2006 he worked at Merrill Lynch Investment Managers where he was a senior analyst on the Value team.
Stephen E. Becker, CFA Managing Director	Portfolio Manager— Capital Growth Concentrated Growth Focused Growth Strategic Growth U.S. Equity	Since 2013 2013 2013 2013 2009	Mr. Becker joined the Investment Adviser in 1999. He is a portfolio manager for the Growth Team and Member of the U.S. Equity Investment Committee.

Steven Barry serves as Chief Investment Officer (“CIO”) of Fundamental Equity and CIO of the Growth Investment Team. Each member of the team discusses his or her research analysis and recommendations with the whole team at investment strategy meetings. The entire team discusses and debates whether the business being presented meets the Growth Investment Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The team reaches a consensus on whether a business is worthy of a position in the portfolio. The CIO and portfolio managers are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

This Supplement should be retained with your Prospectus for future reference.

EQG1PMSTK 04-13